Additional Information - Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
Schedule of Balance Sheets
	December 31, 2013	December 31, 2014
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	56,999	341,320
Prepaid expenses and other current assets	250,091	195,049
Amount due from subsidiaries and variable interest entities	15,709,401	—
Amount due from related parties	1,741,836	627
Total current assets	17,758,327	536,996
Investments in subsidiaries	8,082,866	19,690,895
Total assets	25,841,193	20,227,891

Liabilities and shareholders’ equity (deficit)
Accrued expenses and other current liabilities	701,375	541,961
Amounts due to subsidiaries and variable interest entities	24,711,656	23,821,671
Amounts due to related parties	375,000	—
Total current liabilities	25,788,031	24,363,632

Shareholders’ equity (deficit):
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,730,648,360 and 4,763,360,860 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	236,485	238,120
Additional paid-in capital	178,195,109	184,538,349
Accumulated deficit	(176,368,243)	(187,095,885)
Accumulated other comprehensive loss	(2,010,189)	(1,816,325)
Total shareholders’ equity (deficit)	53,162	(4,135,741)
Total liabilities and shareholders’ equity (deficit)	25,841,193	20,227,891

Schedule of Statements of Operations
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	278,168	269,876	208,656
Selling and marketing	30,773	54,503	3,802
General and administrative	1,119,757	1,403,657	928,506
Total operating expenses	1,428,698	1,728,036	1,140,964
Loss from operations	(1,428,698)	(1,728,036)	(1,140,964)
Interest income	349,525	30,483	3,463
Interest expense	—	—	—
Other (expense) / income	—	(739,530)	92,144
Foreign exchange (loss) / gain	(15,589)	355,337	(76)
Equity in losses of subsidiaries	(8,396,376)	(32,345,988)	(9,682,209)
Net loss	(9,491,138)	(34,427,734)	(10,727,642)

Schedule of Statements of Cash Flows
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
	(in U.S. dollars, except number of shares)
Operating activities:
Net loss	(9,491,138)	(34,427,734)	(10,727,642)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	463,753	1,023,871	600,995
Provision for Seed Music receivable (related party)	—	980,000	—
Exchange gains	—	(355,337)	—
Equity in losses of subsidiaries	8,396,376	32,345,988	9,682,209
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	122,056	62,083	55,042
Amounts due from subsidiaries and variable interest entities	(1,645)	—	—
Amount due from related parties	(92,159)	74,964	(4,015)
Accrued expenses and other current liabilities	(277,527)	36,479	(159,414)
Amounts due to subsidiaries and variable interest entities	(4,013,840)	4,160,000	—
Net cash provided by (used in) operating activities	(4,894,124)	3,900,314	(552,825)

Investing activities:
Loan to subsidiaries	(3,001,557)	(12,350,863)	—
Loan to Shanda Capital Limited	(470,000)	—	—
Repayment of loans from related parties under control of Shanda	14,000,000	3,300,000	498,583
Net cash provided by (used in) investing activities	10,528,443	(9,050,863)	498,583

Financing activities:
Proceeds from exercise of options	—	46,400	338,563
Repurchase of ordinary shares	(8,169,481)	(58,147)	—
Net cash provided by (used in) financing activities	(8,169,481)	(11,747)	338,563
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net increase (decrease) in cash and cash equivalents	(2,535,162)	(5,162,296)	284,321
Cash and cash equivalents, beginning of year	7,754,457	5,219,295	56,999
Cash and cash equivalents, end of year	5,219,295	56,999	341,320